Revenue (Tables)	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Summary of net sales by product	Net sales by product were as follows:

	2023	2022	2021

EGRIFTA SV ®	$53,705	$50,454	$43,009

Trogarzo ®	28,059	29,603	26,814

	$81,764	$80,057	$69,823

Summary of revenue by geographical area	Net sales by geography were as follows:

	2023	2022	2021

Canada	$86	$52	$269

United States	81,392	78,744	68,099

Europe	286	1,261	1,455

	$81,764	$80,057	$69,823